Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 51,879	$ 46,199
Time deposits	29,895	12,157
Accounts receivable	11,142	10,608
Due from Manager	599	418
Inventories	4,139	4,227
Derivative assets	0	62
Accrued revenue	475	2,029
Restricted cash	310	1,660
Prepaid expenses and other current assets	2,823	1,726
Total current assets	101,262	79,086
FIXED ASSETS:
Vessels, net	955,291	942,876
Advances for vessels	8,596	3,653
Total fixed assets	963,887	946,529
OTHER NON CURRENT ASSETS:
Deferred financing costs	35	0
Restricted cash	10,401	8,651
Accrued revenue	614	831
Total assets	1,076,199	1,035,097
CURRENT LIABILITIES:
Current portion of long-term debt, net	36,185	25,588
Unearned revenue	5,409	3,540
Trade accounts payable	6,106	4,137
Accrued liabilities	6,883	3,666
Derivative liabilities	0	2
Due to Manager	23	0
Total current liabilities	54,606	36,933
Long-term debt, net	538,508	541,816
Unearned revenue Long-term	253	0
Total liabilities	593,367	578,749
COMMITMENTS AND CONTINGENCIES
MEZZANINE EQUITY - Redeemable non controlling interest	16,998	0
SHAREHOLDERS’ EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 101,526,708 and 103,005,748 issued and outstanding at December 31, 2017 and 2018, respectively	103	102
Preferred stock, $0.01 par value; 20,000,000 authorized, 379,514 and 0 Series B Preferred Shares, 2,300,000 and 2,300,000 Series C Preferred Shares, 3,200,000 and 3,200,000 Series D Preferred Shares, issued and outstanding at December 31, 2017 and 2018, respectively	55	59
Treasury stock, $0.001 par value; 113,076 and 458,088 common shares repurchased at December 31, 2017 and December 31, 2018, respectively	(737)	(120)
Additional paid in capital	355,134	361,202
Retained earnings	111,279	95,105
Total shareholders’ equity	465,834	456,348
Total liabilities, mezzanine equity and shareholders’ equity	$ 1,076,199	$ 1,035,097